UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8707

Name of Fund:  MuniHoldings Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/05

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniHoldings Insured Fund, Inc.

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

                S&P       Moody's    Face
State           Ratings   Ratings  Amount                  Municipal Bonds                                           Value
Arizona - 2.2%                               Arizona State University, COP (Research Infrastructure
                                             Projects) (a):
                AAA       Aaa      $2,545        5.25% due 9/01/2021                                             $    2,718
                AAA       Aaa       1,230        5.25% due 9/01/2024                                                  1,291


Arkansas - 1.2% NR*       Aaa       1,930    University of Arkansas, University Revenue Bonds (Fayetteville
                                             Campus), 5.50% due 12/01/2018(c)                                         2,128


California -    AAA       Aaa       3,250    Brea and Olinda, California, Unified School District, COP,
30.1%                                        Refunding, Series A, 5.125% due 8/01/2026(f)                             3,300

                AAA       Aaa       3,000    California Infrastructure and Economic Development Bank Revenue
                                             Bonds (Bay Area Toll Bridges), 1st Lien, Series A, 5.25% due
                                             7/01/2021(f)                                                             3,184

                AAA       Aaa       3,500    California Pollution Control Financing Authority, PCR, Refunding
                                             (Pacific Gas & Electric), AMT, Series A, 5.35% due 12/01/2016(b)         3,726

                                             California State Department of Water Resources, Power Supply
                                             Revenue Bonds, Series A:
                AAA       Aaa       4,000        5.375% due 5/01/2017(e)                                              4,348
                BBB+      A2        3,400        5.25% due 5/01/2020                                                  3,553

                BBB       Aaa       1,300    California State, Various Purpose, GO, 5.50% due 4/01/2028               1,353

                                             Golden State Tobacco Securitization Corporation of California,
                                             Tobacco Settlement Revenue Bonds, Series B:
                BBB-      Baa1      2,000        5.50% due 6/01/2018                                                  2,053
                BBB-      Baa1      5,000        5.75% due 6/01/2022                                                  5,148
                AAA       Aaa       1,600        5.375% due 6/01/2028(c)                                              1,643


Portfolio Abbreviations

To simplify the listings of MuniHoldings Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
GO       General Obligation Bonds
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDR      Industrial Development Revenue Bonds
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds


MuniHoldings Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

                S&P       Moody's    Face
State           Ratings   Ratings  Amount                  Municipal Bonds                                           Value
California      AAA       Aaa      $5,305    Industry, California, Urban Development Agency, Tax Allocation
(concluded)                                  Bonds (Civic Recreational Industrial Redevelopment Project No. 1),
                                             Series B, 5% due 5/01/2019(b)                                       $    5,484

                AAA       Aaa       5,780    Los Angeles, California, Unified School District, GO, Series A,
                                             5% due 1/01/2028(b)                                                      5,809

                AAA       NR*       2,565    Modesto, California, Schools Infrastructure Financing Agency,
                                             Special Tax Bonds, 5.50% due 9/01/2036(a)                                2,699

                AAA       Aaa       2,480    Port Oakland, California, Revenue Refunding Bonds, Series M,
                                             5.25% due 11/01/2020(c)                                                  2,623

                AA        Aa3       1,750    Sacramento County, California, Sanitation District, Financing
                                             Authority, Revenue Refunding Bonds, RIB, Series 366, 10.392% due
                                             12/01/2027(h)                                                            1,963

                                             San Pablo, California, Joint Powers Financing Authority, Tax
                                             Allocation Revenue Refunding Bonds(b):
                AAA       Aaa       2,635        5.66%** due 12/01/2024                                                 862
                AAA       Aaa       2,355        5.66%** due 12/01/2025                                                 719
                AAA       Aaa       2,355        5.66%** due 12/01/2026                                                 671

                AAA       Aaa       2,000    University of California Revenue Bonds (Multiple Purpose Projects),
                                             Series Q, 5% due 9/01/2022(f)                                            2,068

                AAA       Aaa       3,480    West Contra Costa, California, Unified School District, GO,
                                             Series C, 5% due 8/01/2021(c)                                            3,603


Colorado - 7.7%                              Aurora, Colorado, COP(a):
                AAA       Aaa       2,440        5.75% due 12/01/2015                                                 2,738
                AAA       Aaa       2,560        5.75% due 12/01/2016                                                 2,872
                AAA       Aaa       2,730        5.75% due 12/01/2017                                                 3,055
                AAA       Aaa       2,890        5.75% due 12/01/2018                                                 3,234

                                             Larimer County, Colorado, Poudre School District Number R-1, GO(b):
                NR*       Aaa       1,000        5.75% due 12/15/2021                                                 1,110
                NR*       Aaa       1,000        5.50% due 12/15/2022                                                 1,081


Connecticut -   AAA       Aaa       8,000    Connecticut State, HFA, Revenue Bonds (Housing Mortgage Program),
7.8%                                         AMT, Series D, 5.15% due 11/15/2022(b)                                   8,156

                AA        Baa3      5,710    Connecticut State Health and Educational Facilities Authority,
                                             Revenue Refunding Bonds (University of Hartford), Series E, 5.50%
                                             due 7/01/2022(e)                                                         6,014


Florida - 3.4%  AAA       Aaa       3,500    Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25%
                                             due 10/01/2021(c)                                                        3,699

                NR*       Aaa       2,500    Escambia County, Florida, Health Facilities Authority, Health
                                             Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95%
                                             due 7/01/2020(a)                                                         2,587


Illinois - 16.4%                             Chicago, Illinois, GO(c):
                AAA       Aaa       5,000        5.50% due 1/01/2021                                                  5,405
                AAA       Aaa       2,790        Series A, 6% due 1/01/2018                                           3,170
                AAA       Aaa       2,000        Series A, 6% due 1/01/2019                                           2,272
                AAA       Aaa       3,175        Series A, 6% due 1/01/2020                                           3,588

                                             Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                                             3rd Lien, AMT, Series B-2:
                AAA       Aaa       1,800        5.75% due 1/01/2023(f)                                               1,928
                AAA       Aaa       4,300        6% due 1/01/2029(d)                                                  4,623

                AAA       Aaa       3,500    Chicago, Illinois, Parking District, GO, Series A, 5.75% due
                                             1/01/2017(c)                                                             3,881

                AAA       Aaa       4,500    Illinois State, GO, First Series, 6% due 1/01/2018(c)                    5,032

                AAA       Aaa          45    Lake, Cook, Kane, and McHenry Counties, Illinois, Community
                                             United School District, GO, 5.75% due 12/01/2019(c)                         50


Kentucky - 2.6% AAA       Aaa       4,380    Fayette County, Kentucky, School District Finance Corporation,
                                             School Building Revenue Bonds, 5.50% due 9/01/2019(b)                    4,795


Maine - 0.0%    AA+       Aa1          70    Maine State Housing Authority, Mortgage Revenue Bonds, AMT,
                                             Series F-2, 5.25% due 11/15/2032                                            70


Massachusetts   AAA       Aaa          65    Massachusetts State, GO, Refunding, Series D, 5.375% due
4.3%                                         8/01/2012(b)(g)                                                             72

                AAA       Aaa       2,440    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds,
                                             Series C, 5.50% due 7/01/2032(f)                                         2,485

                AAA       Aaa       5,000    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds,
                                             5.25% due 1/01/2025(c)                                                   5,199


Michigan - 4.7% AAA       Aaa       2,035    Boyne City, Michigan, Public School District, GO, 5.75% due
                                             5/01/2017(c)                                                             2,239

                                             Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                                             Bonds, AMT(e):
                AAA       Aaa       1,200        (Detroit Edison Company Project), Series A, 5.50% due 6/01/2030      1,233
                AAA       Aaa       3,500        (Detroit Edison Company Project), Series C, 5.65% due 9/01/2029      3,613
                AAA       Aaa       1,500        (Detroit Edison Pollution), Series B, 5.65% due 9/01/2029            1,548


Minnesota -     NR*       Aaa       4,015    Sauk Rapids, Minnesota, Independent School District Number 47, GO,
2.4%                                         Series A, 5.65% due 2/01/2019(b)                                         4,427


Mississippi -   BBB-      Ba1       1,250    Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
0.7%                                         (System Energy Resources Inc. Project), 5.875% due 4/01/2022             1,253


Missouri - 7.8% AAA       Aaa       2,000    Cape Girardeau, Missouri, School District Number 063, GO (Missouri
                                             Direct Deposit Program), 5.50% due 3/01/2018(c)                          2,184

                                             Mehlville, Missouri, School District Number R-9, COP(f):
                AAA       Aaa       1,570        (Missouri Capital Improvement Projects), 5.50% due 9/01/2015         1,738
                AAA       Aaa       2,610        (Missouri Capital Improvement Projects), 5.50% due 9/01/2018         2,869
                AAA       Aaa       1,925        Series A, 5.50% due 3/01/2014                                        2,129
                AAA       Aaa       2,175        Series A, 5.50% due 3/01/2015                                        2,377
                AAA       Aaa       1,170        Series A, 5.50% due 3/01/2016                                        1,275
                AAA       Aaa       1,500        Series A, 5.50% due 3/01/2017                                        1,635


Nebraska - 2.1%                              Omaha Convention Hotel Corporation, Nebraska, Convention Center
                                             Revenue Bonds, First Tier, Series A(a):
                AAA       Aaa       1,585        5.50% due 4/01/2020                                                  1,721
                AAA       Aaa       2,000        5.50% due 4/01/2021                                                  2,162


Nevada - 4.5%   AAA       Aaa       3,705    Clark County, Nevada, IDR (Southwest Gas Corporation Project),
                                             AMT, Series A, 5.25% due 7/01/2034(a)                                    3,674

                AAA       Aaa       4,000    Las Vegas, Nevada, New Convention and Visitors Authority Revenue
                                             Bonds, 5.75% due 7/01/2018(a)                                            4,449


New Hampshire   AAA       Aaa       2,250    New Hampshire Health and Education Facilities Authority Revenue Bonds
1.3%                                         (University System of New Hampshire), 5.375% due 7/01/2020(a)            2,428


New Jersey -    AAA       Aaa       3,000    New Jersey State Transportation Trust Fund Authority, Transportation
3.0%                                         System Revenue Refunding Bonds, Series B, 6% due 12/15/2011(b)(g)        3,488

                BBB       Baa3      2,180    Tobacco Settlement Financing Corporation of New Jersey Revenue
                                             Bonds, 7% due 6/01/2041                                                  2,016


New York -      AAA       Aaa      10,000    Nassau Health Care Corporation, New York, Health System Revenue
25.7%                                        Bonds, 5.75% due 8/01/2022(f)                                           11,009

                                             New York City, New York, GO, Refunding:
                AAA       Aaa       3,090        Series C, 5.875% due 8/01/2006(g)                                    3,375
                AAA       Aaa       3,160        Series C, 5.875% due 2/01/2016(b)                                    3,413
                AAA       Aaa       7,500        Series G, 5.75% due 2/01/2017(f)                                     7,951

                AAA       Aaa       7,085    New York City, New York, GO, Series G, 5.75% due 10/15/2012(f)           7,791

                AAA       Aaa       2,645    New York State Dormitory Authority Revenue Bonds (School Districts
                                             Financing Program), Series D, 5.25% due 10/01/2023(b)                    2,781

                                             Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                AAA       Aaa       3,000        Series A-1, 5.25% due 6/01/2022(a)                                   3,122
                AA-       A3        4,900        Series C-1, 5.50% due 6/01/2017                                      5,224
                AA-       A3        2,000        Series C-1, 5.50% due 6/01/2021                                      2,117


Ohio - 1.2%     AAA       Aaa       2,070    Columbus, Ohio, City School District, School Facilities Construction
                                             and Improvement, GO, 5.25% due 12/01/2028(f)                             2,139


Oregon - 0.9%   NR*       Aaa       1,400    Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation
                                             Bonds (Oregon Convention Center), Series A, 5.75% due 6/15/2015(a)       1,573


Pennsylvania -  NR*       Aaa       3,900    Pennsylvania State Higher Educational Facilities Authority, State
13.2%                                        System of Higher Education Revenue Bonds, Series O, 5.125% due
                                             6/15/2024(a)                                                             3,961

                AAA       Aaa       6,045    Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia
                                             Airport System), AMT, Series B, 5.50% due 6/15/2017(c)                   6,430

                AAA       Aaa       4,930    Philadelphia, Pennsylvania, School District, GO, Series A, 5.25%
                                             due 4/01/2015(b)                                                         5,270

                A-        NR*       2,430    Sayre, Pennsylvania, Health Care Facilities Authority Revenue
                                             Bonds (Guthrie Health Issue), Series B, 5.85% due 12/01/2020             2,540

                AAA       Aaa       3,400    Washington County, Pennsylvania, Capital Funding Authority
                                             Revenue Bonds (Capital Projects and Equipment Program), 6.15%
                                             due 12/01/2029(a)                                                        3,893

                NR*       Aaa       1,885    York County, Pennsylvania, School of Technology Authority, Lease
                                             Revenue Refunding Bonds, 5.50% due 2/15/2022(c)                          2,027


Rhode Island -  NR*       Aaa       5,000    Providence, Rhode Island, Redevelopment Agency Revenue Refunding
4.7%                                         Bonds (Public Safety and Municipal Buildings), Series A, 5.75%
                                             due 4/01/2019(a)                                                         5,585

                NR*       Aaa       2,870    Rhode Island State Health and Educational Building Corporation
                                             Revenue Bonds (Rhode Island School of Design), Series D, 5.50% due
                                             8/15/2031(d)                                                             3,019


Tennessee - 3.4%                             Tennessee HDA Revenue Refunding Bonds (Homeownership Program),
                                             AMT, Series A(f):
                AAA       Aaa       3,195        5.25% due 7/01/2022                                                  3,282
                AAA       Aaa       2,935        5.35% due 1/01/2026                                                  2,989


Texas - 8.0%    NR*       Aa3       3,000    Austin, Texas, Convention Center Revenue Bonds (Convention
                                             Enterprises Inc.), Trust Certificates, Second Tier, Series B,
                                             6% due 1/01/2023                                                         3,004

                AAA       Aaa       8,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
                                             Series A, 5.50% due 11/01/2033(b)                                        8,197

                AAA       Aaa       3,005    Houston, Texas, Community College System, Participation Interests,
                                             COP (Alief Center Project), 5.75% due 8/15/2022(b)                       3,303


Virginia - 3.3% AAA       Aaa       5,950    Virginia State HDA, Commonwealth Mortgage Revenue Bonds, Series J,
                                             Sub-Series J-1, 5.20% due 7/01/2019(b)                                   6,081


Washington -    AAA       Aaa       4,000    Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039(b)             4,205
5.9%

                AAA       Aaa       1,655    Chelan County, Washington, Public Utility District Number 001,
                                             Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A,
                                             5.45% due 7/01/2037(a)                                                   1,685

                AAA       Aaa       2,710    King County, Washington, Sewer Revenue Refunding Bonds, Series B,
                                             5.50% due 1/01/2027(f)                                                   2,843

                AAA       Aaa       1,810    Snohomish County, Washington, Public Utility District Number 001,
                                             Electric Revenue Bonds, 5.50% due 12/01/2022(f)                          1,940


West Virginia   AAA       Aaa       5,000    West Virginia State Housing Development Fund, Housing Finance Revenue
2.8%                                         Refunding Bonds, Series D, 5.20% due 11/01/2021(b)                       5,136


Wisconsin -     BBB+      NR*         500    Wisconsin State Health and Educational Facilities Authority
0.3%                                         Revenue Bonds (Blood Center of Southeastern Wisconsin Project),
                                             5.50% due 6/01/2024                                                        497


Wyoming - 0.9%  AA        NR*       1,500    Wyoming Student Loan Corporation, Student Loan Revenue Refunding
                                             Bonds, Series A, 6.20% due 6/01/2024                                     1,599


                                             Total Municipal Bonds (Cost - $300,962) - 172.5%                       314,501


                                   Shares
                                     Held               Short-Term Securities
                                   11,521    Merrill Lynch Institutional Tax-Exempt Fund(i)                          11,521

                                             Total Short-Term Securities (Cost - $11,521) - 6.3%                     11,521


                Total Investments (Cost - $312,483***) - 178.8%                                                     326,022
                Liabilities in Excess of Other Assets - (5.3%)                                                      (9,693)
                Preferred Stock, at Redemption Value - (73.5%)                                                    (134,026)
                                                                                                                 ----------
                Net Assets Applicable to Common Stock - 100.0%                                                   $  182,303
                                                                                                                 ==========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) XL Capital Insured.

(e) Radian Insured.

(f) FSA Insured.

(g) Prerefunded.

(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(i) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net       Dividend
Affiliate                                     Activity     Income

Merrill Lynch Institutional Tax-Exempt Fund    11,200       $16


* Not Rated.

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

Aggregate cost                                         $    312,483
                                                       ============
Gross unrealized appreciation                          $     14,081
Gross unrealized depreciation                                 (542)
                                                       ------------
Net unrealized appreciation                            $     13,539
                                                       ============


Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                         (in Thousands)

                                                Notional      Unrealized
                                                 Amount      Depreciation

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate equal
  to 4.349%

Broker, J.P. Morgan Chase Bank
  Expires October 2024                          $30,000       $  (163)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate equal
  to 4.075%

Broker, Morgan Stanley Capital Services, Inc.
  Expires September 2014                        $15,000          (340)
                                                              --------
Total                                                         $  (503)
                                                              ========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Insured Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniHoldings Insured Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniHoldings Insured Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniHoldings Insured Fund, Inc.


Date: September 17, 2004